AVAILABLE-FOR-SALE SECURITIES	9 Months Ended
Sep. 30, 2013
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

8.     AVAILABLE-FOR-SALE SECURITIES

  During the three and nine months ended September 30, 2013, the Company did not dispose of any available-for-sale securities. During the three months ended September 30, 2012, the Company did not dispose of any available-for-sale securities. During the nine months ended September 30, 2012, the Company received proceeds of $30.7 million and recognized a loss before income taxes of $6.7 million on the sale of certain available-for-sale securities.

  Available-for-sale securities consist of equity securities whose cost basis is determined using the average cost method. Available-for-sale securities are carried at fair value and comprise the following:

	As at September 30, 2013	As at December 31, 2012
Available-for-sale securities in an unrealized gain position:
Cost (net of impairments)	$43,474	$4,352
Unrealized gains in accumulated other comprehensive loss	14,734	1,902

Estimated fair value	58,208	6,254

Available-for-sale securities in an unrealized loss position:
Cost (net of impairments)	28,028	48,047
Unrealized losses in accumulated other comprehensive loss	(3,138)	(9,582)

Estimated fair value	24,890	38,465

Total estimated fair value of available-for-sale securities	$83,098	$44,719

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. During the three and nine months ended September 30, 2013, certain available-for-sale securities fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. During the three months ended September 30, 2013, the Company recorded a $0.3 million (three months ended September 30, 2012 — $0.6 million) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired. During the nine months ended September 30, 2013, the Company recorded a $28.6 million (nine months ended September 30, 2012 — $12.2 million) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired.

  At September 30, 2013, the fair value of available-for-sale securities in an unrealized loss position was $24.9 million (December 31, 2012 — $38.5 million) with total unrealized losses in accumulated other comprehensive loss of $3.1 million (December 31, 2012 — $9.6 million). Based on an evaluation of the severity and duration of the impairment of these available-for-sale securities (less than three months) and on the Company's intent to hold the investments for a period of time sufficient for a recovery of fair value, the Company does not consider these available-for-sale securities to be other-than-temporarily impaired as at September 30, 2013.